RELATED PARTIES	12 Months Ended
Dec. 31, 2012
RELATED PARTIES
RELATED PARTIES

24. RELATED PARTIES

        Related parties include entities under common ownership and control with the Group, affiliated companies and associated companies.

        As of December 31, 2012 and 2011, accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2012	2011
Accounts receivable:
MTS Bank, a subsidiary of Sistema	$4,498	$672
NVision Group, a subsidiary of Sistema	4,111	2,736
Intellect Telecom, a subsidiary of Sistema	379	359
Other related parties	2,077	721

Total accounts receivable, related parties	$11,065	$4,488
Accounts payable:
NVision Group, a subsidiary of Sistema	$40,499	$37,652
MTS Bank, a subsidiary of Sistema	11,980	15
Maxima, a subsidiary of Sistema	10,001	11,986
Sitronics, a subsidiary of Sistema	5,854	5,063
Other related parties	8,646	2,266

Total accounts payable, related parties	$76,980	$56,982

        The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

Operating transactions

        For the years ended December 31, 2012, 2011 and 2010, operating transactions with related parties are as follows:

	2012	2011	2010
Revenues from related parties:
MTS Belarus, an associated company of the Group (roaming services)	$6,716	$6,520	$2,589
NVision Group, subsidiaries of Sistema (fixed line services)	$3,303	$4,218	$3,577
MTS Bank, a subsidiary of Sistema (mobile services)	2,822	657	912
Svyazinvest (interconnection, commission for provision of DLD/ILD services and other)	$—	$—	$33,869
Sky Link (interconnection and other)	—	—	7,395
Other related parties	2,980	2,086	3,915

Total revenues from related parties	$15,821	$13,481	$52,257

Operating expenses incurred on transactions with related parties:
Maxima, a subsidiary of Sistema (advertising)	$61,187	$81,905	$76,158
NVision Group, a subsidiary of Sistema (IT consulting)	35,866	48,023	56,610
MTS Belarus, an associated company of the Group (roaming and interconnection services)	13,633	10,516	5,539
AB Safety, an affiliate of Sistema (security services)	11,077	10,075	9,267
Elavius, a subsidiary of Sistema (transportation services)	11,285	—	—
Mediaplanning, a subsidiary of Sistema (advertising)	—	1,005	59,171
Svyazinvest (interconnection and other)	—	—	29,210
Sistema-Invenchur, (consulting services related to the sale of Svyazinvest shares (Note 15))	—	—	11,262
City Hals (rent, repair, maintenance and cleaning services)	—	—	9,542
Other related parties	15,241	10,792	15,584

Total operating expenses incurred on transactions with related parties	$148,289	$162,316	$272,343

        In September 2012, RTI OJSC, a subsidiary of Sistema, acquired NVision Group, IT services provider. Several Sitronics Group companies (subsidiaries of Sistema) became a part of the NVision Group.

        In December 2011, the Group acquired 100% of Sistema-Invenchur (see Note 3).

        During the year ended December 31, 2010 Sky Link, Sistema-Hals, City Hals, and Svyazinvest ceased to be related to the Group. Transactions with these companies and their subsidiaries which took place prior to the dates when they became unrelated are disclosed as transactions with related parties.

Investing and financing transactions

        During the years ended December 31, 2012 and 2011 the Group made certain investments in and loans to related parties. Respective balances are summarized as follows:

	December 31,
	2012	2011
Loans to, promissory notes and investments in shares of related parties:
Other investments (Note 16)
Sistema	$20,362	$19,209
MTS Bank, a subsidiary of Sistema	69,141	—

Total other investments to related parties	$89,503	$19,209

Investments in shares (Note 16)
MTS Bank, a subsidiary of Sistema	$5,226	$4,930
Sistema Mass Media, a subsidiary of Sistema	3,840	3,622
Other	1,002	946

Total investments in shares of related parties	$10,068	$9,498

        Open Joint-Stock Company "MTS Bank" ("MTS Bank")—The Group has a number of loan agreements and also maintains certain bank accounts with MTS Bank, a subsidiary of Sistema. As of December 31, 2012 and December 31, 2011, the Group's cash position at MTS Bank amounted to $268.7 million and $311.5 million in current accounts, respectively. Interest accrued on loan receivable, the deposits and cash on current accounts for the year ended December 31, 2012, 2011 and 2010, amounted to $5.5 million, $14.9 million and $19.7 million, respectively, and was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income. Interest expense on the funds raised from MTS Bank for the year ended December 31, 2012 amounted to $11.8 million was included as a component of interest income in the accompanying consolidated statements of operations and comprehensive income.

        Sistema—In November 2009, the Group accepted a promissory note, issued by Sistema, as repayment of a loan principle and interest accrued to date under the agreement with Sistema-Hals (Note 16). The note is interest free and is repayable in 2017. As of December 31, 2012 and 2011, the amount receivable of $20.4 and $19.2 million was included in other investments in the accompanying consolidated statement of financial position.

        Investments in ordinary shares—As of December 31, 2012 and 2011, the Group had several investments in shares of subsidiaries and affiliates of Sistema totaling $10.1 million and $9.5 million, respectively, included in other investments in the accompanying consolidated statement of financial position. The main investments are 1.8% of MTS Bank and 3.14% of Sistema Mass-Media, subsidiaries of Sistema.

        Sitronics—During the years ended December 31, 2012, 2011 and 2010, the Group purchased SIM cards and prepaid phone cards for approximately $26.5 million, $79.5 million and $29.9 million, respectively.

        NVision Group—During the years ended December 31, 2012, 2011 and 2010, the Group acquired from NVision Group, a subsidiary of Sistema, telecommunications equipment, software and billing systems (FORIS) for approximately $413.9 million, $503.2 million and $272.6 million, respectively, and incurred expenses of $35.9 million, $48.0 million and $56.6 million, respectively, under an IT consulting agreement.

        As of December 31, 2012 and 2011, the advances given to NVision Group, a subsidiary of Sistema, amounted to $42.9 million and $57.6 million, respectively. These amounts were included into property, plant and equipment and intangible assets in the accompanying consolidated statements of financial position.